Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets, net, are comprised of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Software	—	5,900
Non-compete agreements	—	9,773
Agent resources	—	35,929
Brokerage license	—	23,018
Total	—	74,620
Less: Accumulated amortization	—	(16,304)
	—	58,316